Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The following table presents a summary of the Company's reporting segments for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014			Year Ended December 31, 2013
	U.S.	International	Consolidated	U.S.	International	Consolidated
	(In thousands)
NET REVENUE	$17	$8,406	$8,423	$—	$1,872	$1,872
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(1)	(1,441)	(1,442)	—	(1,863)	(1,863)
GROSS PROFIT	16	6,965	6,981	—	9	9

RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	5,400	6,411	11,811	4,110	4,748	8,858
GENERAL AND ADMINISTRATIVE EXPENSES	7,496	4,875	12,371	5,048	4,427	9,475
SALES AND MARKETING EXPENSES	4,704	10,383	15,087	891	15,051	15,942
DEPRECIATION AND AMORTIZATION	657	2	659	138	—	138
OPERATING EXPENSES	18,257	21,671	39,928	10,187	24,226	34,413
NET LOSS FROM OPERATIONS	(18,241)	(14,706)	(32,947)	(10,187)	(24,217)	(34,404)
OTHER INCOME AND EXPENSES, NET			(2,789)			(11,825)
NET (LOSS) INCOME BEFORE TAXES			$(35,736)			$(46,229)
SEGMENT INFORMATION
The following table presents a summary of the Company's reporting segments for the three months ended March 31, 2015 and 2014:

	Three Months Ended March 31, 2015			Three Months Ended March 31, 2014
	U.S.	International	Consolidated	U.S.	International	Consolidated
	(In thousands)
NET REVENUE	$2,443	$1,495	$3,938	$—	$2,084	$2,084
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(138)	(145)	(283)	—	(564)	(564)
GROSS PROFIT	2,305	1,350	3,655	—	1,520	1,520

RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	1,379	1,950	3,329	1,150	1,604	2,754
GENERAL AND ADMINISTRATIVE EXPENSES	2,188	1,431	3,619	1,651	1,243	2,894
SALES AND MARKETING EXPENSES	4,880	2,249	7,129	361	2,922	3,283
DEPRECIATION AND AMORTIZATION	558	14	572	33	—	33
OPERATING EXPENSES	9,005	5,644	14,649	3,195	5,769	8,964
NET LOSS FROM OPERATIONS	(6,700)	(4,294)	(10,994)	(3,195)	(4,249)	(7,444)
OTHER INCOME AND EXPENSES, NET			1,270			(13,315)
NET (LOSS) INCOME BEFORE TAXES			$(9,724)			$(20,759)